Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 190,327	$ 24,966
Restricted cash	29	18
Prepaid expenses and other current assets	12,048	7,187
Total current assets	202,404	32,171
Assets, Noncurrent [Abstract]
Investment	529	0
Property and equipment, net	245	218
Deferred tax assets	221	0
Other assets	57	0
Total assets	203,456	32,389
CURRENT LIABILITIES:
Accounts payable	2,739	1,262
Accounts payable - due to a related party	8	63
Accrued expenses and other liabilities	4,148	1,457
Convertible notes payable	0	12,397
Convertible notes payable - due to a related party	0	8,692
Total current liabilities	6,895	23,871
Total liabilities	6,895	23,871
Commitments and contingencies (Note 14)
Carrying Value	0	38,908
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	279,480	7,162
Accumulated other comprehensive income (loss)	14,585	(98)
Accumulated deficit	(97,899)	(37,565)
Total shareholders' equity (deficit)	196,561	(30,390)
Total liabilities, convertible preferred shares and shareholders' deficit	203,456	32,389
Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary and deferred shares, value, issued	367	111
Deferred Shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary and deferred shares, value, issued	$ 28	$ 0